Putnam VT Capital Opportunities Fund
The fund's portfolio
3/31/19 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value
Aerospace and defense (6.2%)
BWX Technologies, Inc.	5,420	$268,724
HEICO Corp. Class A	7,745	651,045
Mercury Systems, Inc.(NON)	10,425	668,034

		1,587,803
Banks (0.7%)
Cadence BanCorporation	9,410	174,556

		174,556
Beverages (1.3%)
MGP Ingredients, Inc.(S)	4,300	331,745

		331,745
Biotechnology (11.0%)
Acceleron Pharma, Inc.(NON)	3,630	169,049
Amicus Therapeutics, Inc.(NON)	10,600	144,160
Array BioPharma, Inc.(NON)	9,953	242,654
Ascendis Pharma A/S ADR (Denmark)(NON)	2,205	259,529
Atara Biotherapeutics, Inc.(NON)	1,975	78,506
Emergent BioSolutions, Inc.(NON)	7,520	379,910
Exact Sciences Corp.(NON)(S)	2,665	230,842
Global Blood Therapeutics, Inc.(NON)	3,170	167,788
Intercept Pharmaceuticals, Inc.(NON)	690	77,183
Ligand Pharmaceuticals, Inc.(NON)	2,090	262,734
Mirati Therapeutics, Inc.(NON)	2,945	215,869
Repligen Corp.(NON)	4,745	280,335
Sarepta Therapeutics, Inc.(NON)	1,600	190,704
Vericel Corp.(NON)	7,430	130,099

		2,829,362
Building products (1.9%)
Trex Co., Inc.(NON)	7,920	487,238

		487,238
Capital markets (4.9%)
Evercore, Inc. Class A	4,875	443,625
Focus Financial Partners, Inc. Class A(NON)	8,677	309,248
Hamilton Lane, Inc. Class A	11,420	497,684

		1,250,557
Chemicals (1.5%)
Ferro Corp.(NON)	16,100	304,773
Orion Engineered Carbons SA (Luxembourg)	4,999	94,931

		399,704
Diversified consumer services (5.6%)
Bright Horizons Family Solutions, Inc.(NON)	5,160	655,888
Chegg, Inc.(NON)	6,485	247,208
Grand Canyon Education, Inc.(NON)	4,825	552,511

		1,455,607
Diversified financial services (0.1%)
Verra Mobility Corp.(NON)	1,666	19,825

		19,825
Electronic equipment, instruments, and components (3.5%)
Littelfuse, Inc.	1,411	257,479
Novanta, Inc.(NON)	7,740	655,810

		913,289
Entertainment (3.2%)
Live Nation Entertainment, Inc.(NON)	6,508	413,518
World Wrestling Entertainment, Inc. Class A	4,574	396,932

		810,450
Health-care equipment and supplies (9.8%)
Antares Pharma, Inc.(NON)	29,785	90,249
CONMED Corp.	4,425	368,072
Insulet Corp.(NON)	3,715	353,259
Merit Medical Systems, Inc.(NON)	10,170	628,811
Penumbra, Inc.(NON)	1,635	240,361
Quidel Corp.(NON)	7,540	493,644
Tactile Systems Technology, Inc.(NON)	4,420	233,022
Tandem Diabetes Care, Inc.(NON)	1,795	113,983

		2,521,401
Health-care providers and services (1.0%)
HealthEquity, Inc.(NON)	3,325	245,984

		245,984
Health-care technology (1.9%)
Tabula Rasa HealthCare, Inc.(NON)(S)	3,750	211,575
Teladoc Health, Inc.(NON)	2,830	157,348
Vocera Communications, Inc.(NON)	3,753	118,707

		487,630
Hotels, restaurants, and leisure (5.7%)
Planet Fitness, Inc. Class A(NON)	9,045	621,572
Wingstop, Inc.	11,040	839,371

		1,460,943
Insurance (1.3%)
Kinsale Capital Group, Inc.	5,010	343,536

		343,536
IT Services (1.7%)
Evo Payments, Inc. Class A(NON)	14,650	425,583

		425,583
Life sciences tools and services (2.2%)
Codexis, Inc.(NON)	11,120	228,294
Medpace Holdings, Inc.(NON)	5,690	335,539

		563,833
Machinery (3.7%)
Albany International Corp. Class A	3,665	262,377
Harsco Corp.(NON)	10,555	212,789
Proto Labs, Inc.(NON)	1,090	114,603
RBC Bearings, Inc.(NON)	2,766	351,752

		941,521
Media (2.0%)
Cable One, Inc.	535	525,038

		525,038
Pharmaceuticals (0.5%)
Aerie Pharmaceuticals, Inc.(NON)	2,810	133,475

		133,475
Road and rail (0.9%)
Saia, Inc.(NON)	3,810	232,791

		232,791
Semiconductors and semiconductor equipment (3.4%)
Brooks Automation, Inc.	6,555	192,258
Entegris, Inc.	9,430	336,557
Integrated Device Technology, Inc.(NON)	5,180	253,768
Nova Measuring Instruments, Ltd. (Israel)(NON)	3,920	98,706

		881,289
Software (17.6%)
2U, Inc.(NON)	2,320	164,372
Alteryx, Inc. Class A(NON)	4,250	356,448
Anaplan, Inc.(NON)	4,475	176,136
Blackline, Inc.(NON)	2,580	119,506
Envestnet, Inc.(NON)	6,845	447,595
Everbridge, Inc.(NON)	7,675	575,702
Five9, Inc.(NON)	2,410	127,320
j2 Global, Inc.	2,290	198,314
LivePerson, Inc.(NON)	4,585	133,057
Mimecast, Ltd.(NON)	4,595	217,573
Paylocity Holding Corp.(NON)	4,480	399,571
Pluralsight, Inc. Class A(NON)	4,330	137,434
PROS Holdings, Inc.(NON)	6,535	276,038
Q2 Holdings, Inc.(NON)	4,025	278,772
QAD, Inc. Class A	6,607	284,563
RealPage, Inc.(NON)	10,490	636,638

		4,529,039
Specialty retail (4.3%)
Boot Barn Holdings, Inc.(NON)	8,740	257,306
Five Below, Inc.(NON)	6,940	862,295

		1,119,601
Trading companies and distributors (1.5%)
SiteOne Landscape Supply, Inc.(NON)(S)	6,825	390,047

		390,047

Total common stocks (cost $24,372,627)		$25,061,847

SHORT-TERM INVESTMENTS (6.9%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.86%(AFF)	1,037,620	$1,037,620
Putnam Short Term Investment Fund 2.64%(AFF)	745,516	745,516

Total short-term investments (cost $1,783,136)		$1,783,136
TOTAL INVESTMENTS

Total investments (cost $26,155,763)		$26,844,983

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $25,721,579.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,641,745	$3,043,639	$5,647,764	$24,615	$1,037,620
	Putnam Short Term Investment Fund**	529,629	1,332,520	1,116,633	5,214	745,516

	Total Short-term investments	$4,171,374	$4,376,159	$6,764,397	$29,829	$1,783,136
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,037,620, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,027,197.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,335,488	$—	$—
Consumer discretionary	4,036,151	—	—
Consumer staples	331,745	—	—
Financials	1,788,474	—	—
Health care	6,781,685	—	—
Industrials	3,639,400	—	—
Information technology	6,749,200	—	—
Materials	399,704	—	—

Total common stocks	25,061,847	—	—
Short-term investments	745,516	1,037,620	—

Totals by level	$25,807,363	$1,037,620	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com